Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Beginning balance	$ 1,599		$ 1,006	$ 495
Net (loss) income	(27)		151	(438)
Capital contribution from noncontrolling shareholder	1,279
Deconsolidation of Wuxi iCarnegie				67
Acquisition of noncontrolling interest	38	[1]		15	[2]
Foreign currency translation adjustment	22		60	39
Ending balance	2,911		1,599	1,006
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone			(14)
Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				586
Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				242
Capital contribution from noncontrolling shareholder of iHealthStone
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			46
Capital contribution from noncontrolling shareholder of iSS-iSYS
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			350
iSoftStone Korea
Noncontrolling Interest [Line Items]
Beginning balance				(18)
Net (loss) income				(1)
Acquisition of noncontrolling interest				15	[2]
Foreign currency translation adjustment				4
Jiewen
Noncontrolling Interest [Line Items]
Beginning balance	259		287
Net (loss) income	(6)		(40)	37
Foreign currency translation adjustment	5		12	8
Ending balance	258		259	287
Jiewen | Capital contribution from noncontrolling shareholder of Jiewen
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				242
Guodian
Noncontrolling Interest [Line Items]
Beginning balance	986		719
Net (loss) income	123		225	110
Foreign currency translation adjustment	10		42	23
Ending balance	1,119		986	719
Guodian | Capital contribution from noncontrolling shareholder of Guodian
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder				586
Wuxi iCarnegie
Noncontrolling Interest [Line Items]
Beginning balance				513
Net (loss) income				(584)
Deconsolidation of Wuxi iCarnegie				67
Foreign currency translation adjustment				4
iHealthStone
Noncontrolling Interest [Line Items]
Net (loss) income	(38)		(32)
Acquisition of noncontrolling interest	38	[1]
Noncontrolling interest acquired in connection with the acquisitions of iHealthStone			(14)
iHealthStone | Capital contribution from noncontrolling shareholder of iHealthStone
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			46
iSS-iSYS
Noncontrolling Interest [Line Items]
Beginning balance	354
Net (loss) income	(28)		(2)
Foreign currency translation adjustment	3		6
Ending balance	329		354
iSS-iSYS | Capital contribution from noncontrolling shareholder of iSS-iSYS
Noncontrolling Interest [Line Items]
Capital contribution from noncontrolling shareholder			350
SZ- Information
Noncontrolling Interest [Line Items]
Net (loss) income	(78)
Capital contribution from noncontrolling shareholder	1,279
Foreign currency translation adjustment	4
Ending balance	$ 1,205

[1]	In July 2012, the Company paid $9 to acquire the noncontrolling interest in iHealthStone. After the acquisition, iHealthStone becomes a wholly owned subsidiary of the Company.
[2]	In July 2010, the Company paid $30 to acquire the noncontrolling interest in iSoftStone Korea. After the acquisition, iSoftStone Korea becomes a wholly owned subsidiary of the Company.